Property and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment
Property and equipment consisted of the following:

	December 31,
	2014	2013
Computer hardware and equipment	$13,370	$8,917
Purchased software and licenses	5,759	3,501
Furniture and fixtures	3,116	3,014
Leasehold improvements	4,064	4,020
	26,309	19,452
Accumulated depreciation	(7,788)	(4,621)
Property and equipment	$18,521	$14,831

Depreciation expense, including amortization of assets held under capital leases, was $4.0 million, $2.9 million and $1.5 million for the years ended December 31, 2014, 2013 and 2012, respectively. Property and equipment included $3.2 million for assets acquired under capital leases at each of December 31, 2014 and 2013.